SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Summary of warrants activity
Number outstanding at January 1, 2023	174,691,174
Granted	65,130,000
Cancelled	(17,425,507)
Number outstanding at December 31, 2023	222,395,667
Granted	61,750,000
Cancelled	(21,350,667)
Number outstanding at December 31, 2024	262,795,000